Condensed Financial Statements of Knight Capital Group, Inc. (parent only) (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income	$ 115,237	$ 91,638	$ 117,102
Adjustments to reconcile income from continuing operations, net of tax to net cash provided by (used in) operating activities
Stock-based compensation	47,668	51,773	48,237
Debt discount accretion and other debt related expenses	15,690	11,453
Depreciation and amortization	54,000	42,773	34,368
Unrealized loss (gain) on investments	363	7,720	(2,650)
Writedown of assets and lease loss accrual	2,978	1,032	(9,704)
Decrease (increase) in operating assets
Financial instruments owned, at fair value	(2,195,022)	(642,649)	(450,478)
Other assets	47,275	(5,901)	(56,013)
Decrease (increase) in operating liabilities
Accrued compensation expense	1,154	(17,673)	32,732
Net cash provided by (used in) operating activities	99,627	(86,537)	20,058
Cash flows from investing activities
Purchases of investments	(26,601)	(7,997)	(7,787)
Purchases of fixed assets and leasehold improvements	(38,045)	(48,880)	(42,230)
Net cash (used in) provided by investing activities	(40,891)	(72,727)	14,286
Cash flows from financing activities
Proceeds from term credit agreement	97,838
Proceeds from issuance of cash convertible notes		363,808
Repayment of credit facility		(140,000)
Purchase of call options		(73,750)
Proceeds from issuance of warrants		15,000
Stock options exercised	1,000	5,784	11,021
Income tax (provision) benefit related to stock-based compensation	(6,449)	(2,760)	4,374
Cost of common stock repurchased	(58,553)	(60,090)	(33,412)
Net cash provided by (used in) financing activities	33,836	107,992	(24,195)
Increase (decrease) in cash and cash equivalents	92,064	(51,537)	10,149
Cash and cash equivalents at beginning of period	375,569	427,106	416,957
Cash and cash equivalents at end of period	467,633	375,569	427,106
Supplemental disclosure of cash flow information:
Cash paid for interest	24,108	22,068	4,777
Cash paid for income taxes	62,116	59,384	87,463
Parent Company [Member]
Cash flows from operating activities
Net income	115,237	91,638	117,102
Adjustments to reconcile income from continuing operations, net of tax to net cash provided by (used in) operating activities
Equity in earnings of subsidiaries	(159,811)	(137,101)	(144,039)
Stock-based compensation	6,126	12,099	16,963
Debt discount accretion and other debt related expenses	15,189	11,453
Depreciation and amortization	1,652	2,170	178
Unrealized loss (gain) on investments	3,433	12,348	8,394
Writedown of assets and lease loss accrual	945
Decrease (increase) in operating assets
Financial instruments owned, at fair value	626	(4,397)	3,223
Receivable from subsidiaries	(119,172)
Other assets	29,597	(19,427)	(69,598)
Decrease (increase) in operating liabilities
Payable to subsidiaries	(10,150)	(18,867)	(9,800)
Accrued compensation expense	8,623	(34,147)	5,556
Accrued expenses and other liabilities	5,263	11,507	(22,716)
Net cash provided by (used in) operating activities	(102,442)	(72,724)	(94,737)
Cash flows from investing activities
Distributions from investments	4,477	37,558	64,303
Purchases of investments	(24,641)	(7,997)	(7,787)
Purchases of fixed assets and leasehold improvements	(7)	(1,035)	(53)
Dividends received from subsidiaries	202,294	118,085	265,180
Capital contributions to subsidiaries	(22,842)	(196,602)	(115,545)
Net cash (used in) provided by investing activities	159,281	(49,991)	206,098
Cash flows from financing activities
Proceeds from term credit agreement	97,838
Proceeds from issuance of cash convertible notes		363,808
Repayment of credit facility		(140,000)
Purchase of call options		(73,750)
Proceeds from issuance of warrants		15,000
Stock options exercised	1,000	5,784	11,021
Income tax (provision) benefit related to stock-based compensation	(6,449)	(2,760)	4,374
Cost of common stock repurchased	(58,553)	(60,090)	(33,412)
Net cash provided by (used in) financing activities	33,836	107,992	(18,017)
Increase (decrease) in cash and cash equivalents	90,675	14,723	93,344
Cash and cash equivalents at beginning of period	143,240	157,963	64,619
Cash and cash equivalents at end of period	233,915	143,240	157,963
Supplemental disclosure of cash flow information:
Cash paid for interest	14,552	16,648	3,198
Cash paid for income taxes	$ 62,116	$ 59,384	$ 87,463